TAXATION (Details 1)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Notes and other explanatory information [abstract]
Profit before tax	$ 1,586	$ 12,367	$ 13,289	$ 11,296
Income tax rate	16.50%	16.50%	16.50%	16.50%
Tax at the domestic income tax rate of 16.5%		$ 2,041	$ 2,192	$ 1,864
Tax effect of income not taxable for tax purpose		(1,899)	(3,926)
Tax effect of expenses not deductible for tax purpose		34	4,505	247
Tax effect of two-tier profits tax rates regime		(165)	(165)	(165)
Tax effect of tax loss not recognized		491	498	102
Unrecognized temporary differences		1,696	102	113
Utilization of tax losses previously not recognized				(52)
Underprovision in respect of prior years		13
Tax concession		(3)	(3)	(24)
Taxation for the year		$ 2,208	$ 3,203	$ 2,085